Income Taxes - Income tax (benefit) provision (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Current
Federal			$ 55.6	$ 53.7	$ 63.9
State			7.1	6.9	8.2
Foreign			0	0	(0.2)
Current			62.7	60.6	71.9
Deferred
Federal			(63.0)	(11.0)	(13.6)
State			(5.0)	(0.9)	(1.1)
Foreign			(1.0)	0.8	(1.4)
Deferred	(8.6)	(24.6)	(69.0)	(11.1)	(16.1)
Income tax (benefit) provision	$ 24.3	$ 26.2	$ (6.3)	$ 49.5	$ 55.8